Leases	12 Months Ended
Dec. 31, 2024
Disclosure of Leases [Abstract]
Leases
19. LEASES

a.Right-of-Use ("ROU") assets
The following table summarizes changes in ROU assets for the year ended December 31, 2024, which have been recorded in mineral properties, plant and equipment on the SFP:

	December 31, 2024	December 31, 2023
Opening net book value	$105.0	$30.3
Additions	57.6	36.8
ROU assets from the Acquisition (Note 8)	—	81.4
Depreciation	(44.8)	(39.2)
Dispositions	(2.1)	(9.0)
Other	(9.4)	4.7
Closing net book value	$106.3	$105.0
b.Lease obligations
The following table presents a reconciliation of the Company's undiscounted cash flows at December 31, 2024 and December 31, 2023 to their present value for the Company's lease obligations:

	December 31, 2024	December 31, 2023
Within one year	$45.8	$50.7
Between one and five years	49.1	53.1
Beyond five years	21.5	12.0
Total undiscounted lease obligations	116.4	115.8
Less future interest charges	(21.9)	(17.9)
Total discounted lease obligations	94.5	97.9
Less: current portion of lease obligations	(40.6)	(45.7)
Non-current portion of lease obligations	$53.9	$52.2